Qualified Affordable Housing Project Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments In Affordable Housing Projects [Abstract]
Investments in qualified affordable housing projects included in other assets	$ 5,967,000	$ 5,154,000
Unfunded commitments related to the investments in qualified affordable housing projects	5,944,000	5,417,000
Recognized amortization expense	661,000	570,000	$ 473,000
Recognized tax credits and other benefits from its investments in affordable housing tax credits	1,186,000	995,000	903,000
Impairment losses related to its investment in qualified affordable housing projects	$ 0	$ 0	$ 0